Summary of Significant Accounting Policies (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended			27 Months Ended
	Jan. 01, 2012	Jan. 01, 2012	Aug. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	Dec. 31, 2016
Net income (loss)						$ 373,939	$ (279,281)	$ (32,829)
Current liability						1,383,738	539,750	2,500
Net cash used in operating activities						1,016,347	(90,698)	(2,227)
Total equity						$ 192,247	$ (178,436)	$ 97,500		$ 13,862
Income tax percentage						31.00%	14.00%
Income tax, description							Expire on various dates from December 31, 2021 to December 31, 2023
Revenue [Member]
Concentration risk percentage						10.00%	10.00%	10.00%
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%	6.00%						3.00%
Zhongdehui (SZ) Development Co., Limited [Member]
Net income (loss)				$ 54,539	$ (169,942)
Current liability				340,141	919,521
Net cash used in operating activities				(33,128)	(162,833)
Total equity				$ 302	$ (488,862)
Zhongdehui (SZ) Development Co., Limited [Member] | Revenue [Member]
Concentration risk percentage				10.00%	10.00%
Zhongdehui (SZ) Development Co., Limited [Member] | Valued Added Tax [Member]
Income tax percentage				6.00%
Income tax, description				The non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Company previously subject to business tax is now subject to a VAT rate of 3%.